BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Communications - 1.1%
Telecommunications - 1.1%
Singapore Telecommunications Ltd.	300,000	$ 1,021,183

Consumer Discretionary - 2.0%
Retail - Discretionary - 2.0%
Dick's Sporting Goods, Inc.	8,700	1,979,859

Consumer Staples - 14.7%
Beverages - 7.8%
Coca-Cola Company (The)	37,635	2,973,541
Coca-Cola Europacific Partners plc	28,730	2,605,524
Constellation Brands, Inc. - Class A	15,000	2,082,300
		7,661,365
Food - 2.4%
Danone S.A.	32,500	2,311,664

Household Products - 2.4%
Unilever plc - ADR	42,455	2,396,585

Retail - Consumer Staples - 2.1%
Walmart, Inc.	17,350	2,008,262

Energy - 7.3%
Oil & Gas Producers - 5.9%
Shell plc - ADR	31,400	2,641,368
Targa Resources Corporation	12,160	3,101,651
		5,743,019
Oil & Gas Storage & Transportation - 1.4%
Enbridge, Inc.	25,500	1,395,870

Financials - 22.9%
Banking - 17.5%
BNP Paribas S.A.	18,800	2,027,306
DBS Group Holdings Ltd. - ADR	14,294	2,803,339
Deutsche Bank AG	65,000	2,107,165

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Financials - 22.9% (Continued)
Banking - 17.5% (Continued)
JPMorgan Chase & Company	8,711	$ 2,607,289
Mitsubishi UFJ Financial Group, Inc. - ADR	152,000	2,843,920
National Bank of Canada	17,600	2,570,478
Truist Financial Corporation	43,000	2,073,030
		17,032,527
Institutional Financial Services - 3.6%
Morgan Stanley	17,100	3,556,800

Insurance - 1.8%
Allianz SE - ADR	9,200	407,468
Allianz SE	3,000	1,329,994
		1,737,462
Health Care - 10.4%
Biotech & Pharma - 10.4%
AstraZeneca plc	12,300	2,283,741
Johnson & Johnson	12,762	2,875,661
Roche Holding AG - ADR	28,500	1,493,400
Sandoz Group AG	41,100	3,457,236
		10,110,038
Industrials - 14.3%
Aerospace & Defense - 4.4%
RTX Corporation	12,795	2,298,750
Thales S.A.	7,200	2,020,850
		4,319,600
Diversified Industrials - 5.6%
Hitachi Ltd. - ADR	80,000	2,596,000
Siemens AG	9,300	2,917,078
		5,513,078
Electrical Equipment - 1.9%
Schneider Electric SE	5,800	1,822,403

Transportation & Logistics - 2.4%
FedEx Corporation	5,600	2,305,800

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Materials - 2.3%
Metals & Mining - 2.3%
Rio Tinto plc - ADR	21,300	$ 2,266,107

Real Estate - 4.6%
REITs - 4.6%
Highwoods Properties, Inc.	56,000	1,461,600
Ventas, Inc.	36,000	3,039,120
		4,500,720
Technology - 15.3%
Semiconductors - 10.4%
Broadcom, Inc.	9,450	4,221,976
QUALCOMM, Inc.	12,584	3,158,836
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,700	2,803,615
		10,184,427
Software - 2.9%
Microsoft Corporation	6,220	2,800,493

Technology Hardware - 2.0%
Hewlett Packard Enterprise Company	45,000	1,936,800

Total Common Stocks (Cost $53,531,187)		$ 92,604,062

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.8%	Shares	Value
First American Government Obligations Fund - Class Z, 3.51% (a) (Cost $4,638,124)	4,638,124	$ 4,638,124

Investments at Value - 99.7% (Cost $58,169,311)		$ 97,242,186

Other Assets in Excess of Liabilities - 0.3%		331,910

Net Assets - 100.0%		$ 97,574,096

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of May 31, 2026.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2026 (Unaudited)

Country	Value	% of Net Assets
United States	$ 44,481,768	45 .6%
United Kingdom	12,193,325	12 .5%
France	8,182,223	8 .4%
Germany	6,761,705	6 .9%
Japan	5,439,920	5 .6%
Switzerland	4,950,636	5 .1%
Canada	3,966,348	4 .0%
Singapore	3,824,522	3 .9%
Taiwan Province of China	2,803,615	2 .9%
	$ 92,604,062	94 .9%